Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment net of accumulated depreciation, under a capital lease agreement	$ 22,800,000	$ 0
Gross property, plant and equipment acquired under capital lease	25,400,000
Total obligations associated with capital lease agreement	23,200,000	0
Capital lease obligations classified in accrued expenses and other current liabilities	2,200,000
Capital lease obligations classified in deferred credits and other liabilities	21,000,000
Property plant and equipment written down		21,000,000
Inventory written down		7,000,000
Insurance receivable		14,000,000
Associated net charges included in marketing, administrative and other expenses		14,000,000
Initial payments from insurance receivables	10,300,000
Property, plant and equipment, net	5,287,639,000	4,917,024,000
Interest expenses capitalized	2,900,000	10,900,000	4,700,000
Two remaining storage domes [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	20,000,000
Net Fixed Assets Associated with Anticipated Further Development Activities at the St. James Parish Site [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 84,100,000	$ 84,100,000
Minimum [Member] | Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	5 years
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	4 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	2 years
Maximum [Member] | Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		25 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		40 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		15 years